Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized balance sheet information
Current assets	$ 18,281	$ 23,960
Non-current assets	213,822	222,166
Current liabilities	34,459	36,211
Non-current liabilities	125,740	129,695
Equity attributable to equity holders	64,486	72,585
Non-controlling interests	7,418	7,635
Summarized income statement and comprehensive income information
Revenue	54,619	56,444	$ 45,517
Net income	5,691	9,183	2,769
Attributable to:
Equity holders	4,368	7,996	1,241
Non-controlling interests	1,323	1,187	1,528
Net income	5,691	9,183	2,769
Other comprehensive income	(7,764)	1,040	(1,460)
Total comprehensive income	(2,073)	10,223	1,309
Attributable to:
Equity holders	(3,005)	8,838	(275)
Non-controlling interests	932	1,385	1,584
Summarized cash flow information
Cash flow from operating activities	14,663	15,430	10,110
Cash flow from investing activities	(3,965)	7,854	(60,077)
Cash flow from financing activities	(13,945)	(21,004)	50,731
Ambev [member]
Summarized balance sheet information
Current assets	6,537	7,472
Non-current assets	17,755	18,783
Current liabilities	6,408	8,672
Non-current liabilities	3,032	3,078
Equity attributable to equity holders	14,540	13,908
Non-controlling interests	312	597
Summarized income statement and comprehensive income information
Revenue	13,819	14,961	13,123
Net income	3,130	2,452	3,765
Attributable to:
Equity holders	3,033	2,290	3,611
Non-controlling interests	97	162	155
Net income	3,130	2,452	3,765
Other comprehensive income	629	809	(1,534)
Total comprehensive income	3,759	3,261	2,231
Attributable to:
Equity holders	3,629	3,090	2,190
Non-controlling interests	130	171	41
Summarized cash flow information
Cash flow from operating activities	4,928	5,583	3,552
Cash flow from investing activities	(1,011)	(960)	(1,697)
Cash flow from financing activities	(3,638)	(4,018)	(3,351)
Net increase/(decrease) in cash and cash equivalents	$ 279	$ 605	$ (1,496)